Schedule of Income Tax Rate (Detail)	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Germany
Income Tax Examination [Line Items]
Income tax rates	29.13%	29.13%	29.13%
Malaysia
Income Tax Examination [Line Items]
Income tax rates	25.00%	25.00%	25.00%